1. Nature of Operations and Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2016 USD ($)
Gross Deferred tax assets:
Net operating loss carryforwards	$ (1,788)
Total deferred tax assets	1,788
Less: valuation allowance	(1,788)
Net deferred tax asset recorded